REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF REVENUE BY MAJOR REVENUE AND TIMING BY REVENUE RECOGNITION

The following table presents revenue by major revenue type for the years ended September 30, 2023, 2024 and 2025, respectively:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Air freight forwarding services	33,236,407	48,010,322	41,934,661
Ocean freight forwarding services	378,039	898,709	564,941
Other services	2,459,558	3,267,078	1,584,129

Total	36,074,004	52,176,109	44,083,731

The following table presents revenue by timing of revenue recognition for the years ended September 30, 2023, 2024 and 2025, respectively:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Timing of revenue recognition
Services transferred over time	33,880,177	49,045,423	42,648,473
Services transferred at a point in time	2,193,827	3,130,686	1,435,258

Total	36,074,004	52,176,109	44,083,731